INVESTMENT PROPERTIES - SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS (Details)	1 Months Ended										12 Months Ended
	Nov. 30, 2024 USD ($)	Nov. 30, 2024 COP ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 COP ($)	May 31, 2024 USD ($)	May 31, 2024 COP ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Installment payment due in February 2025	$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 2,778,063	$ 11,505,151,984	$ 4,548,417	$ 4,378,063	$ 10,074,753
Discount on future payments											(63,996)
Total remaining consideration, net of discount											3,589,137
Receivables from the sale of investment properties - short term											3,589,137	$ 4,072,391
5th Installment Payment Due in February 2025
IfrsStatementLineItems [Line Items]
Installment payment due in February 2025											$ 3,653,133